Acquisitions of Assets (Details) - Schedule of Purchase Price and the Net Assets Acquired (Parentheticals)	Jul. 05, 2023 shares
Acquisitions of Assets [Member]
Acquisitions of Assets (Details) - Schedule of Purchase Price and the Net Assets Acquired (Parentheticals) [Line Items]
Common shares transferred at closing	821,000